Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current liabilities
Listed bonds	£ 1,702	£ 1,539	£ 2,013
Finance leases	18	15	8
Bank loans		352
Syndicated loan facilities			619
Other loans and bank overdrafts	561	726	1,096
Amounts due to ultimate parent company	17	159	20
Total current liabilities	2,298	2,791	3,756
Non-current liabilities
Listed bonds	11,789	9,866	10,444
Finance leases	205	214	225
Bank loans			354
Other loans		1	2
Amounts due to ultimate parent company	1,044	1,024	1,004
Total non-current liabilities	13,038	11,105	12,029
Total	£ 15,336	£ 13,896	£ 15,785